Other Intangible Assets, Net (Narrative) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
Weighted average amortization period of intangible assets	4 years	4 years			5 years	5 years
Amortization expense	$ 151,588	$ 36,853	$ 397,347	$ 256,796	$ 496,730	$ 381,068